Earnings/(loss) per share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Profit (loss), attributable to owners of parent	€ 171.2	€ 136.5	€ 36.4
Weighted average Ordinary Shares and Founder Preferred Shares	175,622,538	176,080,272	183,518,743
Basic earnings per share (in euros per share)	€ 0.97	€ 0.78	€ 0.20
Weighted average Ordinary Shares and Founder Preferred Shares	175,793,631	184,786,162	183,528,621
Diluted earnings per share (in euros per share)	€ 0.97	€ 0.74	€ 0.20